Share Based Payment (Details) - Schedule of Share-Based Expense Recognized in the Statements of Income - USD ($) $ in Thousands	6 Months Ended		12 Months Ended
	Jun. 30, 2023	Jun. 30, 2022	Dec. 31, 2022
Share Based Payment (Details) - Schedule of Share-Based Expense Recognized in the Statements of Income [Line Items]
Total share-based compensation expense	$ 1,784	$ 2,808	$ 5,105
Share-based compensation expense [Member]
Share Based Payment (Details) - Schedule of Share-Based Expense Recognized in the Statements of Income [Line Items]
Share-based compensation expense – Research and development	562	855	1,592
Share-based compensation expense – General and administrative	$ 1,222	$ 1,953	$ 3,513